NATIXIS FUNDS

Supplement dated September 14, 2018 to the Natixis Funds Prospectus dated

June 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2015 FundSM	Natixis Sustainable Future 2040 FundSM
Natixis Sustainable Future 2020 FundSM	Natixis Sustainable Future 2045 FundSM
Natixis Sustainable Future 2025 FundSM	Natixis Sustainable Future 2050 FundSM
Natixis Sustainable Future 2030 FundSM	Natixis Sustainable Future 2055 FundSM
Natixis Sustainable Future 2035 FundSM	Natixis Sustainable Future 2060 FundSM
(each a “Fund” and, together, the “Funds”)

On September 14, 2018, the Board of Trustees (the “Board”) of Natixis Funds Trust IV (the “Trust”) approved changes to the principal investment strategies of the Funds. Effective October 15, 2018, each Fund’s principal investment strategies will be amended and restated as described below:

Effective October 15, 2018, the information under the sub-section “Principal Investment Strategies” in the Fund Summary is amended and restated as follows with regard to each Fund:

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach that aligns with environmental, social and governance (“ESG”) criteria, which may include issues such as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, in order to identify investment opportunities as well as risks.

A brief description of the underlying funds, separately managed segments and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, L.P. (“Natixis Advisors”), may modify the selection of underlying funds and separately managed segments for the Fund from time to time. Subject to the oversight of Natixis Advisors, the Fund’s Subadviser, Wilshire Associates Incorporated (“Wilshire”), determines the Fund’s glide path and target allocations.

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future FundsSM that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Effective October 15, 2018, Marina Gross, Curt Overway and Daniel Price of Natixis Advisors will join the portfolio management team of each Fund.

Effective October 15, 2018, the information under the subsection “Portfolio Managers” within the section “Management” in the Fund Summary is amended and restated as follows with regard to each Fund:

The following portfolio managers determine the Fund’s available underlying funds and separately managed segments and supervise the activities of the Fund’s subadvisers:

Natixis Advisors

Marina Gross has served as a portfolio manager of the Fund since 2018.

Curt Overway, CFA® has served as a portfolio manager of the Fund since 2018.

Daniel Price, CFA® has served as a portfolio manager of the Fund since 2018.

The following portfolio managers determine the Fund’s glide path and target allocations:

Wilshire

Nathan Palmer, CFA® has served as a portfolio manager of the Fund since 2017.

Anthony Wicklund, CFA®, CAIA has served as a portfolio manager of the Fund since 2018.

The following portfolio managers manage the portfolios of one or more separately managed segments of the Fund:

Ostrum US

Jens Peers, CFA® has served as a portfolio manager of the Fund since 2017.

Suzanne Senellart has served as a portfolio manager of the Fund since 2017.

Hua Cheng, CFA®, PhD has served as a portfolio manager of the Fund since 2017.

Xavier Combet has served as a portfolio manager of the Fund since 2017.

Manuel Coeslier has served as a portfolio manager of the Fund since 2017.

Hervé Guez has served as a portfolio manager of the Fund since 2017.

Ms. Senellart, Mr. Combet, Mr. Coeslier and Mr. Guez are employees of Mirova, an affiliate of Ostrum US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Ostrum US.

Natixis Advisors (Active Index Advisors Division)

Kevin H. Maeda has served as a portfolio manager of the Fund since 2017.

Serena V. Stone, CFA® has served as a portfolio manager of the Fund since 2017.

Effective October 15, 2018, the information under the sub-section “Principal Investment Strategies” within the section “More About Goals and Strategies,” up to but not including the heading entitled “Temporary Defensive Measures,” is amended and restated as follows:

Each Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. Each Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. Through these allocations, each Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. Each Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. Each Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

Each Fund follows a sustainable investing approach that aligns with environmental, social and governance (“ESG”) criteria, which may include issues such as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, in order to identify investment opportunities as well as risks.

The following is a brief description of the principal investment policies of the underlying funds and separately managed segments in which each Fund may invest from time to time. More detailed information about each underlying fund is available in each underlying fund’s prospectus. Pursuant to instructions from Natixis Advisors, Wilshire periodically may exclude one or more of the following underlying funds and/or separately managed segments from its allocations. Each Fund’s allocation to one or more of these underlying funds and separately managed segments may vary, depending on each Fund’s glide path:

Equity

U.S. Equity

Mirova Carbon Neutral U.S. Equity Segment – Invests in equity securities within a universe comprised of large capitalization U.S. equity securities and additional “green” stocks that Ostrum US believes to be beneficiaries of the transition to a less carbon-centric economy. Ostrum US selects securities from this universe that it believes demonstrate acceptable positive practices with regard to carbon footprint and ESG considerations. Ostrum US uses a third-party service provider to assess the carbon footprint of companies in the investment universe and to determine a baseline threshold of acceptable impact on carbon emissions, taking into account both a company’s carbon emissions and the carbon emissions that a company’s products and services help to avoid. The portfolio managers then attempt to construct a carbon neutral portfolio (a portfolio for which total emissions do not exceed the emissions avoided by using the portfolio companies’ products and services), which aims to outperform its benchmark, the S&P 500® Index, while matching the risk characteristics of the S&P 500® Index as closely as possible given a variety of constraints such as carbon impact, ESG criteria, active management of the “green” stocks and turnover. The portfolio managers may sell a security if its carbon footprint is no longer within acceptable parameters, if its ESG criteria deteriorate, if another opportunity is more attractive, to adjust tracking error relative to the S&P 500® Index or for risk management purposes.

Active Index Advisors® (“AIA”) U.S. Large Cap Value ESG Segment – Invests in stocks of companies generally considered to be value-oriented securities within the large capitalization U.S. equity market. The segment is managed by the AIA division of Natixis Advisors using ESG ratings provided by a third-party to construct a portfolio that seeks to track returns of the S&P 500® Value Index. Natixis Advisors may sell a security due to a decline in its ESG rating, if the security no longer represents a value-oriented large capitalization security, to adjust tracking error relative to the S&P 500® Value Index, if another security is more attractive or for risk management purposes. Natixis Advisors will attempt to select securities and weights in such a way as to match the characteristics and returns of the S&P 500® Value Index as closely as possible, given a variety of constraints such as ESG criteria, security restrictions and turnover.

AIA U.S. Small/Mid Cap ESG Segment – Invests in stocks of U.S. small- and mid-capitalization companies. The segment is managed by the AIA division of Natixis Advisors using ESG ratings provided by a third-party to construct a portfolio that seeks to track returns of the S&P 1000® Index. Natixis Advisors may sell a security due to a decline in its ESG rating, if the security no longer represents a small- or mid-capitalization security, to adjust tracking error relative to the S&P 1000® Index, if another security is more attractive or for risk management purposes. Natixis Advisors will attempt to select securities and weights in such a way as to match the characteristics and returns of the S&P 1000® Index as closely as possible, given a variety of constraints such as ESG criteria, security restrictions and turnover.

Global Equity

Mirova Global Sustainable Equity Segment – Focuses on equity securities of companies that the Fund’s Subadviser, Ostrum US, expects will benefit from major long-term global trends such as, among others, climate change, natural resources depletion, and population growth and movement. In selecting companies to invest in, Ostrum US focuses on providers of solutions to the issues arising from these trends, as well as companies that provide products and services that address or are otherwise aligned with these trends. Ostrum US selects securities based on an in-depth fundamental analysis of companies combining qualitative, financial and ESG considerations. In deciding which securities to buy and sell, Ostrum US generally seeks to invest in securities of companies that relate to sustainable development themes derived from long-term global trends, demonstrate adherence to ESG practices, have strong fundamentals, and offer attractive valuations. The segment invests both in securities of U.S. issuers and in securities of non-U.S. issuers, including investments through American Depositary Receipts (“ADRs”).

Non-U.S. Equity

AIA International Developed Markets Equity ESG Segment – Invests in stocks and/or mutual funds or exchange-traded funds (“ETFs”) that hold stocks of companies located in international developed markets. When selecting stocks for this segment, Natixis Advisors will use ESG ratings provided by a third-party to construct a portfolio that seeks to track returns of an established international developed markets equity index. The stocks selected by Natixis Advisors will primarily be composed of large- and mid-capitalization companies. Natixis Advisors may sell a security due to a decline in its ESG rating, to adjust tracking error relative to the index, if another security is more attractive or for risk management purposes.

AIA Emerging Markets ESG Segment – Invests in stocks and/or mutual funds or ETFs that hold stocks of companies located in emerging markets. When selecting stocks for this segment, Natixis Advisors will use ESG ratings provided by a third-party to construct a portfolio that seeks to track returns of an established emerging markets equity index. The stocks selected by Natixis Advisors will primarily be composed of large- and mid-capitalization companies. Natixis Advisors may sell a security due to a decline in its ESG rating, to adjust tracking error relative to the index, if another security is more attractive or for risk management purposes.

Fixed-Income

Loomis Sayles Limited Term Government and Agency Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities. The fund’s adviser follows a total return-oriented investment approach and seeks securities that will provide the fund with an average credit quality equal to the credit rating of the U.S. Government’s long-term debt and an effective portfolio duration range of two to four years (although not all securities selected will have these characteristics and the fund’s adviser may look for other characteristics if market conditions change). The fund’s adviser emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment.

Loomis Sayles Inflation Protected Securities Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities. The emphasis will be on debt securities issued by the U.S. Treasury (Treasury Inflation-Protected Securities, or “TIPS”). The principal value of these securities is periodically adjusted according to the rate of inflation, and repayment of the original bond principal upon maturity is guaranteed by the U.S. government. In deciding which securities to buy and sell, the fund’s adviser may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country’s bond markets, the financial strength of the issuer, current interest rates, current valuations, the adviser’s expectations regarding general trends in interest rates and currency considerations. The fund’s adviser will also consider how purchasing or selling a bond would impact the overall portfolio’s risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Mirova Global Green Bond Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in “green bonds.” The proceeds of “green bonds” are used to finance projects which the fund’s adviser believes will have a positive environmental impact. The fund invests in securities of issuers located in no fewer than three countries, which may include the U.S. Under normal circumstances, the fund will invest at least 40% of its assets in securities of issuers located outside the U.S. and the fund may invest up to 20% of its assets in securities of issuers located in emerging markets. The fund may invest up to 20% of its assets, at the time of purchase, in securities rated below investment grade (commonly known as “junk bonds”), or, if unrated, securities determined by the fund’s adviser to be of comparable quality. The fund may invest in bonds of any maturity and expects that under normal circumstances the modified duration of its portfolio will range between 0 and 10. This flexibility is intended to allow the portfolio managers to reposition the fund to take advantage of significant interest rate movements. The fund primarily invests in fixed-income securities issued by companies, banks, supranational entities, development banks, agencies, regions and governments. In deciding which securities to buy and sell, the fund’s adviser selects securities based on their financial valuation profile and an analysis of the global ESG impact of the issuer or the projects funded with the securities. Following the evaluation of a security, the portfolio managers value the security based on, among other factors, what they believe is a fair spread for the issue relative to comparable government securities, as well as historical and expected default and recovery rates. The fund’s portfolio managers will re-evaluate and possibly sell a security if there is a deterioration of its ESG quality and/or financial rating, among other reasons.

Additional Information

Each Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. Each Fund may invest in securities of any market capitalization.

Each Fund’s underlying fund and/or separately managed segment investments are managed by one or more advisers and subadvisers using their own investment processes, and ESG strategies vary somewhat across each underlying fund and separately managed segment as a result. For example, certain strategies (but not others) may explicitly exclude certain investments, actively integrate ESG factors to pursue alpha and manage risk, and/or use sustainable themes to identify investment opportunities.

Subject to the oversight of Natixis Advisors, the Funds’ Subadviser, Wilshire, determines each Fund’s glide path and target allocations. The following table lists each Fund’s target allocations as of October 15, 2018. Under normal market conditions, each Fund may deviate no more than plus or minus 10% from its target equity and fixed-income allocations. The fixed-income allocations include cash allocations.

	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund
Equity	47%	54%	62%	73%	81%	87%	91%	93%	93%	93%
U.S. Equity	32%	36%	41%	48%	53%	56%	58%	58%	58%	58%
Non-U.S. Equity	15%	18%	21%	25%	28%	31%	33%	35%	35%	35%
Fixed-Income	53%	46%	38%	27%	19%	13%	9%	7%	7%	7%

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how each Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. Each Fund is a “through” target date fund. This means that each Fund is expected to reach its final allocations approximately 10 years past its target year.

The Funds’ Board of Trustees may approve combining a Fund with other Natixis Sustainable Future FundsSM that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Effective October 15, 2018, the section “More About the Underlying Funds” is hereby deleted.

Effective October 15, 2018, the information under the heading “Adviser” in the sub-section “Meet the Funds’ Investment Adviser and Subadvisers” within the section “Management Team” is amended and restated as follows:

Natixis Advisors, located at 888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197, serves as the adviser to each of the Funds. Natixis Advisors oversees, evaluates, and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to each Fund. Natixis Advisors, through its Active Index Advisers® division, makes investment decisions with respect to the AIA U.S. Large Cap Value ESG Segment, AIA U.S. Small/Mid Cap ESG Segment, AIA International Developed Markets Equity ESG Segment and AIA Emerging Markets ESG Segment of each Fund.

The maximum aggregate advisory fee payable by each Fund is equal to the sum of: (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisors; (ii) 0.70% of the average daily net assets of any segment managed by any subadviser other than Wilshire; and (iii) the greater of an asset based fee calculated by multiplying the Fund’s average daily net assets by a rate based on the combined average daily net assets of all the Funds, equal to 0.08% of the first $250 million, 0.07% of the next $250 million, 0.06% of the next $750 million and 0.03% of amounts exceeding $1.25 billion of the combined average daily net assets of the Funds, or the Fund’s allocable portion of a minimum annual fee of $250,000 which applies to the Funds in the aggregate. The advisory fee rates currently paid with respect to the AIA U.S. Large Cap Value ESG Segment, the AIA U.S. Small/Mid Cap ESG Segment, the AIA International Developed Markets Equity ESG Segment and the AIA Emerging Markets ESG Segment, each managed directly by Natixis Advisors, are 0.165%, 0.20%, 0.20% and 0.25%, respectively, of the average daily net assets of such segments. The advisory fee rates currently paid with respect to the Mirova Global Sustainable Equity Segment and the Mirova Carbon Neutral U.S. Equity Segment are 0.50% and 0.25%, respectively, of the average daily net assets of such segments. Each Fund may add additional segments to be managed by either Natixis Advisors or a subadviser in the future, provided that the advisory fee rates applicable to such segments do not exceed 0.25% of the average daily net assets of any segment managed directly by Natixis Advisors and 0.70% of the average daily net assets of any segment managed by any subadviser other than Wilshire.

Effective October 15, 2018, the information under the subsection “Meet the Funds’ Portfolio Managers” within the section “Management Team” is amended and restated as follows:

The following portfolio managers have had joint and primary responsibility for determining each Fund’s available underlying funds and separately managed segments and supervising the activities of each Fund’s subadvisers since the dates indicated below:

Natixis Advisors

Marina Gross has been a portfolio manager of the Funds since 2018. Ms. Gross joined Natixis Advisors in 2003 and currently serves as executive vice president and portfolio manager. She received a BSBA from Boston University. Ms. Gross has over 20 years of investment experience.

Curt Overway, CFA® has been a portfolio manager of the Funds since 2018. Mr. Overway joined Natixis Advisors in 1997 and currently serves as president of both the Managed Portfolio Advisors® and Active Index Advisors® divisions of Natixis Advisors as well as a portfolio manager within the Managed Portfolio Advisors® division. He received a BS degree in industrial and operations engineering from the University of Michigan, an MBA from the Haas School of Business at the University of California, Berkeley and an MS degree in development finance from the University of London. Mr. Overway holds the designation of Chartered Financial Analyst® and has over 20 years of investment experience.

Daniel Price, CFA® has been a portfolio manager of the Funds since 2018. Mr. Price joined Natixis Advisors in 2006 and currently serves as Chief Investment Officer for the Managed Portfolio Advisors® division of Natixis Advisors. He received a BS in biology from Middlebury College. Mr. Price holds the designation of Chartered Financial Analyst® and has over 20 years of investment experience.

The following portfolio managers have had joint and primary responsibility for determining each Fund’s glide path and target allocations since the dates indicated below:

Wilshire

Nathan Palmer, CFA®, has been a portfolio manager of the Funds since their inception in 2017. Mr. Palmer joined Wilshire in January 2011 and currently serves as the head of portfolio management for Wilshire Funds Management. Mr. Palmer holds a BA in business administration from the University of Washington and an MBA from Stern School of Business, New York University. Mr. Palmer holds the designation of Chartered Financial Analyst® and has over 21 years of investment experience.

Anthony Wicklund, CFA®, CAIA, has been a portfolio manager of the Funds since 2018. Mr. Wicklund joined Wilshire in 2013 and currently serves as a Managing Director of Wilshire and a portfolio manager with Wilshire Funds Management. Prior to joining Wilshire, Mr. Wicklund was the Director of Risk Management at Convergent Wealth Advisors, where he led the firm’s investment risk management and operational due diligence efforts. Mr. Wicklund earned his BS in business administration, with a concentration in finance from the University of Oregon. He also holds an MBA from the Marshall School of Business, University of Southern California, with a concentration in investments and financial markets. Mr. Wicklund holds the Chartered Financial Analyst® and Chartered Alternative Investment Analyst designations and has over 17 years of investment experience.

The following portfolio managers have had joint and primary responsibility for managing the portfolios of one or more separately managed segments of each Fund since the dates indicated below:

Ostrum US

Jens Peers, CFA® has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of each Fund since the Funds’ inception in 2017. Mr. Peers is Chief Investment Officer of the Mirova Division of Ostrum US and Global Chief Investment Officer with Mirova, which he joined in 2013. Prior to joining Mirova, he was Head of Portfolio Management – Environmental Strategies for Kleinwort Benson Investors in Dublin, Ireland from 2003 to 2013. Mr. Peers holds a master’s degree in applied economics from the University of Antwerp, Belgium. He holds the designation of Chartered Financial Analyst®, is a CEFA (Certified European Financial Analyst of the BVFA-ABAF—Belgian Association of Financial Analysts) and has over 19 years of investment experience.

Suzanne Senellart has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of each Fund since the Funds’ inception in 2017. Ms. Senellart is a Senior Portfolio Manager with Mirova, which she joined in 2012. Prior to joining Mirova, Ms. Senellart was Senior Portfolio Manager on Socially Responsible Investment thematic strategies at Ostrum Asset Management (“Ostrum AM”) from 2007 to 2012. Ms. Senellart is a graduate of Institut Supèrieur de Gestion in Paris, France, is a member of SFAF (The French Society of Financial Analysts) and has over 27 years of investment experience.

Hua Cheng, CFA®, PhD has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of each Fund since the Funds’ inception in 2017. Dr. Cheng is a Portfolio Manager with the Mirova division of Ostrum US, which he joined in 2018. Prior to joining Ostrum US, he was a Portfolio Manager with Mirova, which he joined in 2014. Prior to joining Mirova, Dr. Cheng was portfolio manager at Vega Investment Managers from 2007 to 2014. Dr. Cheng holds a Ph.D. degree in Financial Economics from the University Paris Dauphine (France). He holds the designation of Chartered Financial Analyst® and has over 12 years of investment experience.

Manuel Coeslier has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of each Fund since the Funds’ inception in 2017. Mr. Coeslier is a researcher with Mirova, which he joined in 2014. Prior to joining Mirova, Mr. Coselier actively contributed to the International

Energy Agency’s Special Report on Investments. Mr. Coeslier is currently pursuing a PhD on the alignment of Investment Portfolios with climate goals. He holds a master’s degree in environmental economics from Mines ParisTech and an engineering degree with a specialization in environment.

Xavier Combet has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of each Fund since the Funds’ inception in 2017. Mr. Combet is a Portfolio Manager with Mirova, which he joined in 2012. Prior to joining Mirova, Mr. Combet was a portfolio manager with Ostrum AM. Mr. Combet earned a master’s degree in finance and math from Paris IX- Dauphine University, France, holds a diploma from the SFAF (French Society of Financial Analysts) and has over 19 years of investment experience.

Hervé Guez – Mr. Guez has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Funds since 2017. Mr. Guez has served as Director, Global Head of Research and Chief Investment Officer of Equities and Fixed Income at Mirova since July 2017 and has been Head of Responsible Investment Research at Mirova since 2012. Mr. Guez earned a specialized postgraduate degree (DESS) in banking and finance from University of Paris I: Panthéon Sorbonne, a diploma from the SFAF (French Society of Financial Analysts) and has over 21 years of investment experience.

Ms. Senellart, Mr. Combet, Mr. Coeslier and Mr. Guez are employees of Mirova, an affiliate of Ostrum US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Ostrum US.

Natixis Advisors

Kevin H. Maeda has co-managed the AIA U.S. Large Cap Value ESG Segment of each Fund since the Funds’ inception in 2017 and has co-managed the AIA U.S. Small/Mid Cap ESG Segment, AIA International Developed Markets Equity ESG Segment and AIA Emerging Markets ESG Segment of each Fund since 2018. Mr. Maeda, Chief Investment Officer for the Active Index Advisors division of Natixis Advisors, joined Active Index Advisors in 2003. He earned his M.B.A. from the University of California-Los Angeles from 1999 to 2001. In addition to an M.B.A., Mr. Maeda received a B.S. from the University of California-Berkeley. He has over 24 years of investment experience.

Serena V. Stone, CFA®, has co-managed the AIA U.S. Large Cap Value ESG Segment of each Fund since the Funds’ inception in 2017 and has co-managed the AIA U.S. Small/Mid Cap ESG Segment, AIA International Developed Markets Equity ESG Segment and AIA Emerging Markets ESG Segment of each Fund since 2018. Ms. Stone, Assistant Vice President and Portfolio Manager for the Active Index Advisors division of Natixis Advisors, joined Active Index Advisors in 2005. Ms. Stone received a B.S. from the University of California-Los Angeles. She holds the designation of Chartered Financial Analyst® and has over 17 years of investment experience.

Please see the SAI for information on portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

NATIXIS FUNDS

Supplement dated September 14, 2018 to the Natixis Funds Summary Prospectuses dated

June 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2015 FundSM	Natixis Sustainable Future 2040 FundSM
Natixis Sustainable Future 2020 FundSM	Natixis Sustainable Future 2045 FundSM
Natixis Sustainable Future 2025 FundSM	Natixis Sustainable Future 2050 FundSM
Natixis Sustainable Future 2030 FundSM	Natixis Sustainable Future 2055 FundSM
Natixis Sustainable Future 2035 FundSM	Natixis Sustainable Future 2060 FundSM
(each a “Fund” and, together, the “Funds”)

On September 14, 2018, the Board of Trustees (the “Board”) of Natixis Funds Trust IV (the “Trust”) approved changes to the principal investment strategies of the Funds. Effective October 15, 2018, each Fund’s principal investment strategies will be amended and restated as described below:

Effective October 15, 2018, the information under the sub-section “Principal Investment Strategies” in the Fund Summary is amended and restated as follows with regard to each Fund:

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund’s name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. Through these allocations, the Fund provides exposure to a variety of asset classes including U.S. equity and fixed-income securities; non-U.S. equity and fixed-income securities, including emerging markets securities; and U.S. government and/or agency securities. The Fund’s asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a “glide path” until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach that aligns with environmental, social and governance (“ESG”) criteria, which may include issues such as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, in order to identify investment opportunities as well as risks.

A brief description of the underlying funds, separately managed segments and asset classes in which the Fund may invest from time to time as well as the Fund’s target allocations can be found in the “More About Goals and Strategies” section of the prospectus. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations. The Fund’s Adviser, Natixis Advisors, L.P. (“Natixis Advisors”), may modify the selection of underlying funds and separately managed segments for the Fund from time to time. Subject to the oversight of Natixis Advisors, the Fund’s Subadviser, Wilshire Associates Incorporated (“Wilshire”), determines the Fund’s glide path and target allocations.

1

The following glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement. The Fund is a “through” target date fund. This means that the Fund is expected to reach its final allocations approximately 10 years past its target year.

The Fund’s investments, whether directly through its separately managed segments or indirectly through investments in underlying funds, will generally include equity securities, such as common and preferred stocks, fixed-income investments, such as government bonds, investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities, and may also include derivative transactions, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Fund may invest in securities of any market capitalization.

The Fund’s Board of Trustees may approve combining the Fund with other Natixis Sustainable Future FundsSM that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds’ shareholders.

Effective October 15, 2018, Marina Gross, Curt Overway and Daniel Price of Natixis Advisors will join the portfolio management team of each Fund.

Effective October 15, 2018, the information under the subsection “Portfolio Managers” within the section “Management” in the Fund Summary is amended and restated as follows with regard to each Fund:

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The following portfolio managers determine the Fund’s available underlying funds and separately managed segments and supervise the activities of the Fund’s subadvisers:

Natixis Advisors

Marina Gross has served as a portfolio manager of the Fund since 2018.

Curt Overway, CFA® has served as a portfolio manager of the Fund since 2018.

Daniel Price, CFA® has served as a portfolio manager of the Fund since 2018.

The following portfolio managers determine the Fund’s glide path and target allocations:

Wilshire

Nathan Palmer, CFA® has served as a portfolio manager of the Fund since 2017.

Anthony Wicklund, CFA®, CAIA has served as a portfolio manager of the Fund since 2018.

The following portfolio managers manage the portfolios of one or more separately managed segments of the Fund:

Ostrum US

Jens Peers, CFA® has served as a portfolio manager of the Fund since 2017.

Suzanne Senellart has served as a portfolio manager of the Fund since 2017.

Hua Cheng, CFA®, PhD has served as a portfolio manager of the Fund since 2017.

Xavier Combet has served as a portfolio manager of the Fund since 2017.

Manuel Coeslier has served as a portfolio manager of the Fund since 2017.

Hervé Guez has served as a portfolio manager of the Fund since 2017.

Ms. Senellart, Mr. Combet, Mr. Coeslier and Mr. Guez are employees of Mirova, an affiliate of Ostrum US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Ostrum US.

Natixis Advisors (Active Index Advisors Division)

Kevin H. Maeda has served as a portfolio manager of the Fund since 2017.

Serena V. Stone, CFA® has served as a portfolio manager of the Fund since 2017.

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NATIXIS FUNDS

Supplement dated September 14, 2018 to the Natixis Funds Statement of Additional Information dated

June 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2015 FundSM	Natixis Sustainable Future 2040 FundSM
Natixis Sustainable Future 2020 FundSM	Natixis Sustainable Future 2045 FundSM
Natixis Sustainable Future 2025 FundSM	Natixis Sustainable Future 2050 FundSM
Natixis Sustainable Future 2030 FundSM	Natixis Sustainable Future 2055 FundSM
Natixis Sustainable Future 2035 FundSM	Natixis Sustainable Future 2060 FundSM
(each a “Fund” and, together, the “Funds”)

Effective October 15, 2018, Marina Gross, Curt Overway and Daniel Price of Natixis Advisors, L.P. will join the portfolio management team of each Fund.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of August 30, 2018, Marina Gross, Curt Overway and Daniel Price managed other accounts in addition to managing the Fund. The following table provides information on the other accounts managed by Marina Gross, Curt Overway and Daniel Price:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Marina Gross	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0
Curt Overway	0	$0	0	$0	0	$0	0	$0	24,913	$19.2 billion	0	$0
Daniel Price	0	$0	0	$0	0	$0	0	$0	24,913	$19.2 billion	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of August 30, 2018, Marina Gross, Curt Overway and Daniel Price did not own shares of the Funds.

Effective October 15, 2018, the third paragraph in the sub-section “Advisory Fees” within the section “Fund Charges and Expenses” is amended and restated as follows.

The maximum aggregate advisory fee payable by each Fund is equal to the sum of: (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisors; (ii) 0.70% of the average daily net assets of any segment managed by any subadviser other than Wilshire; and (iii) the greater of an asset based fee calculated by multiplying the Fund’s average daily net assets by a rate based on the combined average daily net assets of all the Funds, equal to 0.08% of the first $250 million, 0.07% of the next $250 million, 0.06% of the next $750 million and 0.03% of amounts exceeding $1.25 billion of the combined average daily net assets of the Funds, or the Fund’s allocable portion of a minimum annual fee of $250,000 which applies to the Funds in the aggregate. The advisory fee rates currently paid with respect to the AIA U.S. Large Cap Value ESG Segment, the AIA U.S. Small/Mid Cap ESG Segment, the AIA International Developed Markets Equity ESG Segment and the AIA Emerging Markets ESG Segment, each managed directly by Natixis Advisors, are 0.165%, 0.20%, 0.20% and 0.25%, respectively, of the average daily net assets of such segments. The advisory fee rates currently paid with respect to the Mirova Global Sustainable Equity Segment and the Mirova Carbon Neutral U.S. Equity Segment are 0.50% and 0.25%, respectively, of the average daily net assets of such segments. Each Fund may add additional segments to be managed by either Natixis Advisors or a subadviser in the future, provided that the advisory fee rates applicable to such segments do not exceed 0.25% of the average daily net assets of any segment managed directly by Natixis Advisors and 0.70% of the average daily net assets of any segment managed by any subadviser other than Wilshire.

Effective October 15, 2018, the following disclosure is added to the end of the sub-section “Advisory Fees” within the section “Fund Charges and Expenses.”

Natixis Advisors will voluntarily waive its advisory fee for the management of a segment for any period during which the segment is invested entirely in unaffiliated exchange-traded funds.